Schedule of Investments

Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF

February 29, 2020 (Unaudited)

	Principal Amount	Value
SOVEREIGN BONDS - 98.0%
Brazil - 5.7%
Brazilian Government International Bond
8.875%, 4/15/24	$50,000	$63,208
8.25%, 1/20/34	50,000	72,143
7.125%, 1/20/37	30,000	40,228
5.625%, 1/7/41	125,000	147,462
(Cost $276,897)		323,041
Chile - 3.8%
Chile Government International Bond
3.24%, 2/6/28 (Cost $197,164)	200,000	215,377

Colombia - 6.2%
Colombia Government International Bond
3.875%, 4/25/27	200,000	215,470
6.125%, 1/18/41	100,000	135,383
(Cost $316,670)		350,853
Croatia - 3.9%
Croatia Government International Bond
5.50%, 4/4/23, 144A (Cost $214,043)	200,000	220,542

Ecuador - 3.5%
Ecuador Government International Bond
8.875%, 10/23/27, 144A (Cost $278,792)	275,000	199,473

Egypt - 3.8%
Egypt Government International Bond
7.600%, 3/1/29, 144A (Cost $202,124)	200,000	214,929

El Salvador - 0.6%
El Salvador Government International Bond
7.65%, 6/15/35, 144A (Cost $32,742)	30,000	33,703

Hungary - 3.0%
Hungary Government International Bond
7.625%, 3/29/41 (Cost $152,514)	100,000	171,376

Indonesia - 5.7%
Indonesia Government International Bond
4.125%, 1/15/25, 144A (Cost $317,416)	300,000	324,908

Kazakhstan - 4.0%
Kazakhstan Government International Bond
5.125%, 7/21/25, 144A (Cost $213,506)	200,000	229,797

Lebanon - 0.1%
Lebanon Government International Bond
6.85%, 5/25/29 (Cost $22,775)	25,000	6,543

Mexico - 5.2%
Mexico Government International Bond
4.00%, 10/2/23	80,000	85,634
Series A, MTN, 6.75%, 9/27/34	10,000	14,516
6.05%, 1/11/40	26,000	34,962
MTN, 4.75%, 3/8/44	90,000	104,484
5.55%, 1/21/45	35,000	45,358
GMTN, 5.75%, 10/12/10	10,000	12,634
(Cost $265,047)		297,588
Panama - 5.6%
Panama Bonos del Tesoro
Series A, 5.625%, 7/25/22	70,000	76,247
Panama Government International Bond
6.70%, 1/26/36	125,000	181,525
Panama Notas del Tesoro
3.75%, 4/17/26, 144A	60,000	64,120
(Cost $298,318)		321,892
Peru - 5.5%
Peruvian Government International Bond
4.125%, 8/25/27	220,000	251,978
6.55%, 3/14/37	40,000	60,838
(Cost $297,369)		312,816
Philippines - 4.2%
Philippine Government International Bond
3.70%, 2/2/42 (Cost $223,325)	200,000	238,709

Poland - 1.9%
Republic of Poland Government International Bond
3.25%, 4/6/26 (Cost $103,948)	100,000	108,321

Qatar - 4.7%
Qatar Government International Bond
9.75%, 6/15/30, 144A	70,000	116,364
6.40%, 1/20/40, 144A	100,000	149,381
(Cost $233,276)		265,745
Romania - 2.9%
Romanian Government International Bond
4.375%, 8/22/23, 144A	10,000	10,722
6.125%, 1/22/44, 144A	70,000	93,509
5.125%, 6/15/48, 144A	50,000	59,578
(Cost $149,522)		163,809
Russia - 4.5%
Russian Foreign Bond - Eurobond
12.75%, 6/24/28, 144A	20,000	34,431
4.375%, 3/21/29, 144A	200,000	222,553
(Cost $242,237)		256,984
South Africa - 3.4%
Republic of South Africa Government International Bond
5.65%, 9/27/47 (Cost $199,027)	200,000	192,804

Sri Lanka - 3.4%
Sri Lanka Government International Bond
7.85%, 3/14/29, 144A (Cost $203,048)	200,000	193,534

Turkey - 5.3%
Turkey Government International Bond
7.375%, 2/5/25	55,000	58,578
4.875%, 10/9/26	200,000	187,820
11.875%, 1/15/30	40,000	55,265
(Cost $317,164)		301,663
Ukraine - 5.7%
Ukraine Government International Bond
7.75%, 9/1/22, 144A	100,000	107,918
7.75%, 9/1/25, 144A	100,000	109,239
7.75%, 9/1/26, 144A	100,000	109,815
(Cost $310,629)		326,972
Uruguay - 5.4%
Uruguay Government International Bond
4.375%, 10/27/27	75,000	84,402
7.625%, 3/21/36	30,000	46,341
5.10%, 6/18/50	90,000	113,597
4.975%, 4/20/55	50,000	62,172
(Cost $272,691)		306,512
TOTAL SOVEREIGN BONDS
(Cost $5,340,244)		5,577,891

TOTAL INVESTMENTS - 98.0%
(Cost $5,340,244)		$5,577,891
Other assets and liabilities, net - 2.0%		114,346
NET ASSETS - 100.0%		$5,692,237

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2020 is as follows:

Value ($) at 5/31/2019	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50%(a)(b)
—	0	(c)	—	—	—	86	—	—	—
CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series "Institutional Shares", 1.54%(a)
—	3,879,331		(3,879,331)	—	—	1,975	—	—	—
—	3,879,331		(3,879,331)	—	—	2,061	—	—	—

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2020, open futures contracts sold were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation(d)
2-Year U.S. Treasury Note	USD	3	$652,594	$654,985	6/30/2020	$(2,391)
5-Year U.S. Treasury Note	USD	7	852,469	859,250	6/30/2020	(6,781)
10-Year Ultra U.S. Treasury Note	USD	3	444,656	450,656	6/19/2020	(6,000)
10-Year U.S. Treasury Note	USD	14	1,866,375	1,886,500	6/19/2020	(20,125)
Ultra Long U.S. Treasury Bond	USD	2	406,328	415,000	6/19/2020	(8,672)
U.S. Treasury Long Bond	USD	9	1,507,149	1,532,250	6/19/2020	(25,101)
Total unrealized depreciation						$(69,070)

(d)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 29, 2020.

Currency Abbreviations
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds(e)	$—	$5,577,891	$—	$5,577,891
TOTAL	$—	$5,577,891	$—	$5,577,891

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(f)
Futures Contracts	$(69,070)	$—	$—	$(69,070)
TOTAL	$(69,070)	$—	$—	$(69,070)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.